Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated October 25, 2013
to the
Prospectus dated June 28, 2013
for Snow Capital Small Cap Value Fund and Snow Capital Opportunity Fund
(each a “Fund” and collectively the “Funds”)
each a series of Trust for Professional Managers (the “Trust”)

On October 24, 2013, the Board of Trustees (the “Board”) of the Trust approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Funds and Snow Capital Management, L.P. (the “Adviser”), as investment adviser of the Funds, pursuant to which the Adviser has agreed to reduce the Snow Capital Small Cap Value Fund’s (the “Small Cap Value Fund”) management fee from 1.25% to 1.15% effective November 1, 2013.  The Board also approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Small Cap Value Fund, and the Adviser, pursuant to which the Adviser has agreed to reduce the Small Cap Value Fund’s operating expense limit from 2.00% to 1.70%, from 2.75% to 2.45%, and from 1.75% to 1.45%, for Class A shares, Class C shares and Institutional Class shares, respectively, effective November 1, 2013.

The following disclosures are hereby revised to reflect the changes to the fees and expenses of the Small Cap Value Fund:

Page 1 – “Summary Section – Snow Capital Small Cap Value Fund - Fees and Expenses of the Fund”

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Choosing a Share Class – Sales Charge on Class A Shares” on page 19 of the Prospectus and under “Sales Charges; Sales Charge Reductions and Waivers – Sales Charge on Class A Shares” on page 43 of the Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	0.50%(1)	1.00%	None
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	0.50%	0.50%	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	1.30%	1.30%	1.30%
Total Annual Fund Operating Expenses	2.70%	3.45%	2.45%
Less: Fee Waiver/Expense Reimbursement(2)	-1.00%	-1.00%	-1.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.70%	2.45%	1.45%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 12 months of purchase.

(2)
Pursuant to an operating expense limitation agreement between the Fund’s investment adviser, Snow Capital Management L.P. (the “Adviser”), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses, acquired fund fees and expenses and dividends and interest on short positions) for the Fund does not exceed 1.70%, 2.45% and 1.45% of the Fund’s average net assets, for Class A shares, Class C shares and Institutional Class shares, respectively, through at least June 29, 2014, and subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”).  The operating expense limitation agreement may be terminated only by, or with the consent of, the Board of Trustees.  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement.

Example.  This Example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The operating expense limitation agreement discussed in the table above is reflected only through June 29, 2014.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$689	$1,198	$1,766	$3,303
Class C	$348	$934	$1,678	$3,640
Institutional Class	$148	$634	$1,184	$2,683

If you did not redeem your Class C shares, you would pay the following expenses:
Class C	$248	$934	$1,678	$3,640

Page 15 – “Management of the Funds - The Adviser”

The Funds have entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser, Snow Capital Management L.P., 2000 Georgetowne Drive, Suite 200, Sewickley, PA 15143, under which the Adviser manages the Funds’ investments and business affairs subject to the supervision of the Board of Trustees.  The Adviser was founded in 1980 as R.A.S. Capital Mangagement (“R.A.S.”), focusing on private wealth management.  As of April 30, 2013, the Adviser managed approximately $2.744 billion in assets.  The Adviser is entitled to an annual fee from each Fund for its services.  The table below illustrates the mangement fee paid to the Adviser by each Fund:

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Fund	Management Fee (as a percentage of average daily net assets)
Small Cap Value Fund	1.15%
Opportunity Fund	1.00%

Subject to the general supervision of the Board of Trustees, the Adviser is responsible for managing the Funds in accordance with their investment objectives and policies, making decisions with respect to, and also orders for, all purchases and sales of portfolio securities.  The Adviser also maintains related records for the Funds.

Please retain this Supplement with your Prospectus for future reference.

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Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated October 25, 2013
to the
Statement of Additional Information (“SAI”)
dated June 28, 2013, as previously amended
for Snow Capital Small Cap Value Fund and Snow Capital Opportunity Fund
(each a “Fund” and collectively the “Funds”)
each a series of Trust for Professional Managers (the “Trust”)

On October 24, 2013, the Board of Trustees (the “Board”) of the Trust approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Funds and Snow Capital Management, L.P. (the “Adviser”), as investment adviser of the Funds, pursuant to which the Adviser has agreed to reduce the Snow Capital Small Cap Value Fund’s (the “Small Cap Value Fund”) management fee from 1.25% to 1.15% effective November 1, 2013.  The Board also approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Small Cap Value Fund, and the Adviser, pursuant to which the Adviser has agreed to reduce the Small Cap Value Fund’s operating expense limit from 2.00% to 1.70%, from 2.75% to 2.45%, and from 1.75% to 1.45%, for Class A shares, Class C shares and Institutional Class shares, respectively, effective November 1, 2013.

The following disclosures are hereby revised to reflect the changes to the fees and expenses of the Funds:

Page 29 – “Management of the Funds – Investment Advisor”

Investment Adviser

As stated in the Prospectus, investment advisory services are provided to the Funds by the Adviser, Snow Capital Management L.P., pursuant to an investment advisory agreement (the “Advisory Agreement”).  As of the date of this SAI, Mr. Richard Snow and related entities are control persons of the Adviser by virtue of their 61% ownership interest in the voting stock of the Adviser.

After an initial two year period, the Advisory Agreement will continue in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the outstanding voting securities of a Fund; and (ii) the vote of a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust, on behalf of a Fund, upon 60 days’ written notice to the Adviser when authorized either by: (i) a majority vote of the outstanding voting securities of a Fund; or (ii) by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ written notice to the Trust.  The Advisory Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for a Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly, based on a rate of the Fund’s average daily net assets as specified in the table below.  However, the Adviser may voluntarily agree to waive a portion of the fees payable to it by a Fund on a month-to-month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive fees and/or reimburse Fund expenses.

Fund	Management Fee (as a percentage of average daily net assets)
Small Cap Value Fund	1.15%
Opportunity Fund	1.00%

Please retain this Supplement with your SAI for future reference.

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